UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                      WASHINGTON D.C. 20549
                            FORM 13F
                       FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2009

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.):  [ ] is a restatement.
                              [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Mason Capital Partners
Address:       50 Congress St. Suite 843
          Boston, MA 02109

13F File Number: 028-10262

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Gregg Picillo
Title:    Chief Compliance Officer
Phone:    617-228-5190

Signature, Place, and Date of Signing:

/s/ Gregg Picillo   Boston, MA     February 1, 2010

Report Type (Check only one.):

[ X] 13F HOLDINGS REPORT.

[  ] 13F NOTICE.

[  ] 13F COMBINATION REPORT.


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FORM 13F INFORMATION TABLE

			VALUE	SHARES/	SH/	INVSTMT
NAME OF ISSUER	TITLE OF CLASS	CUSIP	(x$1000)	PRN AMT	PRN	DSCRETN
Air Products & Chemicals Inc.	COM	009158106	65	805	SH	Sole
Amerigas Partners LP	COM	030975106	76	1930	SH	Sole
Anadarko Petroleum Corp.	COM	032511107	79	1270	SH	Sole
Aptargroup, Inc	COM	038336103	46	1300	SH	Sole
Automatic Data Processing Inc.	COM	053015103	77	1790	SH	Sole
B & G Foods Inc.	COM	05508R106	25	2680	SH	Sole
Bemis Co. Inc.	COM	081437105	67	2275	SH	Sole
Brady Corp.	COM	104674106	52	1730	SH	Sole
Buckeye Partners LP	UNIT LTD PARTN	118230101	74	1350	SH	Sole
C.R. Bard Inc.	COM	067383109	59	755	SH	Sole
Clorox Co.	COM	189054109	72	1175	SH	Sole
Colgate-Palmolive Co.	COM	194162103	84	1025	SH	Sole
Corn Products International Inc.	COM	219023108	53	1805	SH	Sole
DPL, Inc.	COM	233293109	69	2505	SH	Sole
Ecolab, Inc.	COM	278865100	61	1360	SH	Sole
Emerson Electric Co.	COM	291011104	68	1595	SH	Sole
Enterprise Products Partners LP	UNIT LTD PARTN	293792107	70	2220	SH	Sole
Exxon Mobil Corp.	COM	30231G102	73	1075	SH	Sole
Ferrellgas Partners LP	UNIT LTD PARTN	315293100	67	3170	SH	Sole
Fiserv Inc.	COM	337738108	70	1445	SH	Sole
General Mills Inc.	COM	370334104	72	1010	SH	Sole
Getty Realty Corp.	COM	374297109	51	2160	SH	Sole
Graco, Inc.	COM	384109104	62	2160	SH	Sole
Grainger, WW Inc.	COM	384802104	75	775	SH	Sole
Hormel Foods Corp.	COM	440452100	62	1610	SH	Sole
Infosys Technologies Ltd. ADR	ADR	456788108	80	1450	SH	Sole
Jacob Engineering Group	COM	469814107	45	1200	SH	Sole
Johnson & Johnson	COM	478160104	75	1170	SH	Sole
Kinder Morgan Energy Partners LP	UNIT LTD PARTN	494550106	73	1190	SH	Sole
Liberty Property Trust	COM	531172104	51	1585	SH	Sole
Logitech International SA	COM	H50430232	41	2425	SH	Sole
Mack-Cali Realty Corp.	COM	554489104	53	1535	SH	Sole
Marathon Oil Corp.	COM	565849106	58	1850	SH	Sole
McCormick & Co. Inc.	COM	579780206	75	2080	SH	Sole
McDonald's Corp.	COM	580135101	69	1105	SH	Sole
Mettler-Toledo International, Inc.	COM	592688105	76	720	SH	Sole
Monmouth Real Estate Investment Corp.	COM	609720107	11	1500	SH	Sole
National Grid PLC ADR	COM	636274300	67	1225	SH	Sole
Norfolk & Southern Corp.	COM	655844108	75	1430	SH	Sole
Novartis AG ADR	ADR	66987V109	85	1570	SH	Sole
Omnicom Group	COM	681919106	70	1790	SH	Sole
Oneok Partners LP	UNIT LTD PARTN	68268N103	82	1320	SH	Sole
Patriot Coal Corp.	COM	70336T104	82	5333	SH	Sole
Paychex, Inc.	COM	704326107	93	3045	SH	Sole
Peabody Energy Corp.	COM	704549104	86	1895	SH	Sole
Penn Virginia Resources LP	UNIT LTD PARTN	707884102	56	2595	SH	Sole
Plains All American Pipeline LP	UNIT LTD PARTN	726503105	71	1350	SH	Sole
Praxair, Inc.	COM	74005P104	51	630	SH	Sole
Prosperity Bancshares Inc.	COM	743606105	71	1765	SH	Sole
Realty Income Corp.	COM	756109104	51	1985	SH	Sole
State Street Corp.	COM	857477103	53	1210	SH	Sole
Sunoco Logistics Partners LP	UNIT LTD PARTN	86764L108	74	1100	SH	Sole
TC Pipelines LP	UNIT LTD PARTN	87233Q108	52	1420	SH	Sole
Urstadt Biddle Properties A	COM	917286205	40	2590	SH	Sole


                      FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:           0

Form 13F Information Table Entry Total:      54

Form 13F Information Table Value Total:      $3495(thousands)

List of Other Included Managers:

{None}
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